Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	¥ 6,426,715		¥ 22,421,189	¥ 5,768,186	$ 1,008,492
Restricted cash	59,617,256		52,422,447	27,577,671	9,355,248
Receivables from online payment platforms	673,737		729,548		105,724
Short-term investments	86,516,618		64,551,094		13,576,345
Amounts due from related parties (i)	4,250,155		4,240,069		666,942
Prepayments and other current assets	3,424,687		5,159,531		537,408
Total current assets	160,909,168		149,523,878		25,250,159
Non-current assets
Property, equipment and software, net	2,203,323		202,853		345,749
Intangible assets	701,220		1,276,751		110,037
Right-of-use assets	938,537		629,827		147,277
Deferred tax assets	31,504				4,944
Other non-current assets	16,425,966		7,275,305		2,577,593
Total non-current assets	20,300,550		9,384,736		3,185,600
Total Assets	181,209,718		158,908,614		28,435,759
Current liabilities
Amounts due to related parties	1,963,007		3,385,863		308,039
Payable to merchants	62,509,714		53,833,981		9,809,138
Accrued expenses and other liabilities	14,085,513		11,193,372		2,210,324
Merchant deposits	13,577,552		10,926,319		2,130,614
Short-term borrowings			1,866,316
Current portion of lease liabilities	427,164		253,036		67,031
Total current liabilities	93,729,714		83,882,077		14,708,237
Deferred tax liabilities	31,291				4,910
Non-Current portion of Lease liabilities	544,263		414,939		85,407
Total non-current liabilities	12,365,457		14,850,649		1,940,410
Total liabilities	106,095,171		98,732,726		16,648,647
Consolidated statement of income (loss)
Net revenues	93,949,939	$ 14,742,796	59,491,865	30,141,886
Net (loss) / income	7,768,670	1,219,074	(7,179,742)	(6,967,603)
Consolidated statement of cashflows
Net cash generated from operating activities	28,783,011	4,516,683	28,196,627	14,820,976
Net cash used in investing activities	(35,562,365)	(5,580,511)	(38,357,901)	(28,319,678)
Net cash generated from/(used in) financing activities	(1,875,154)	(294,253)	51,798,996	15,854,731
Net increase in cash, cash equivalents and restricted cash	(8,799,665)	$ (1,380,860)	41,497,779	2,806,171
Restricted cash	59,617,256		52,422,447	¥ 27,577,671	9,355,248
Consolidated VIEs
Current liabilities
Amounts due to related parties	1,962,029		3,385,863		307,885
Payable to merchants	61,947,517		53,417,259		9,720,917
Accrued expenses and other liabilities	9,360,166		6,999,827		1,468,814
Merchant deposits	13,360,409		10,926,319		2,096,540
Short-term borrowings	0		1,866,316
Current portion of lease liabilities	138,667		134,131		21,760
Deferred tax liabilities	19,217		0		3,016
Non-Current portion of Lease liabilities	¥ 305,068		¥ 366,834		47,872
Consolidated VIEs | Consolidated revenues | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	59.30%	59.30%	65.10%	58.50%
Consolidated VIEs | Consolidated total assets | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	48.70%	48.70%	48.20%
Consolidated VIEs | Consolidated total liabilities | VIE concentration risk
Financial information for the VIE
Concentration (as a percent)	83.20%	83.20%	80.50%
Reportable legal entity | Consolidated VIEs
Current assets
Cash and cash equivalents	¥ 2,430,440		¥ 3,593,192		381,389
Restricted cash	59,402,079		52,148,852		9,321,482
Receivables from online payment platforms	668,953		726,063		104,973
Short-term investments	12,306,340		7,026,442		1,931,133
Amounts due from related parties (i)	4,198,391		3,999,612		658,819
Amounts due from Group companies	40,425,872		9,932,418		6,343,701
Prepayments and other current assets	1,330,772		4,062,849		208,827
Total current assets	120,762,847		81,489,428		18,950,324
Non-current assets
Property, equipment and software, net	2,116,566		186,403		332,135
Intangible assets	27,163				4,262
Right-of-use assets	417,455		468,387		65,508
Deferred tax assets	19,908				3,124
Other non-current assets	5,300,938		4,380,476		831,833
Total non-current assets	7,882,030		5,035,266		1,236,862
Total Assets	128,644,877		86,524,694		20,187,186
Current liabilities
Amounts due to Group companies	27,978,153		9,759,506		4,390,383
Amounts due to related parties	1,962,029		3,385,863		307,885
Customer advances and deferred revenues	1,158,738		2,422,907		181,831
Payable to merchants	61,947,517		53,417,259		9,720,917
Accrued expenses and other liabilities	9,360,166		6,999,827		1,468,814
Merchant deposits	13,360,409		10,926,319		2,096,540
Short-term borrowings			1,866,316
Current portion of lease liabilities	138,667		134,131		21,760
Total current liabilities	115,905,679		88,912,128		18,188,130
Deferred tax liabilities	19,217				3,016
Non-Current portion of Lease liabilities	305,068		366,834		47,872
Total non-current liabilities	324,285		366,834		50,888
Total liabilities	116,229,964		89,278,962		18,239,018
Consolidated statement of income (loss)
Net revenues	77,877,339	$ 12,220,654	51,351,861	¥ 19,875,332
Net (loss) / income	15,169,180	2,380,375	2,552,665	(3,611,656)
Consolidated statement of cashflows
Net cash generated from operating activities	34,365,025	5,392,622	29,379,799	11,139,572
Net cash used in investing activities	(26,828,581)	(4,209,990)	(11,802,074)	(5,249,046)
Net cash generated from/(used in) financing activities	(1,445,969)	(226,904)	7,818,632	4,546,481
Net increase in cash, cash equivalents and restricted cash	6,090,475	955,728	25,396,357	10,437,007
Restricted cash	59,402,079		52,148,852		$ 9,321,482
Reportable legal entity | Group companies | Consolidated VIEs
Consolidated statement of income (loss)
Net revenues	22,136,726	3,473,735	12,602,673	2,244,429
Reportable legal entity | External | Consolidated VIEs
Consolidated statement of income (loss)
Net revenues	¥ 55,740,613	$ 8,746,919	¥ 38,749,188	¥ 17,630,903